Schedule of Investments - March 31, 2020
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 88.84%	Held			Value
COMMUNICATION SERVICES - 9.92%
Interactive Media & Services - 2.28%
Alphabet, Inc. (a)		10,200		$11,851,890

Media - 6.09%
Comcast Corp.		309,600		10,644,048
Discovery, Inc. (a)		287,000		5,033,980
News Corp.		1,481,800		13,299,155
ViacomCBS, Inc.		197,400		2,765,574
				31,742,757
Wireless Telecommunication Services - 1.55%
Vodafone Group PLC - ADR		585,600		8,063,712
TOTAL COMMUNICATION SERVICES				51,658,359

CONSUMER DISCRETIONARY - 1.94%
Automobiles - 0.74%
General Motors Company		185,266		3,849,827

Specialty Retail - 1.20%
Office Depot, Inc. (c)		3,808,600		6,246,104
TOTAL CONSUMER DISCRETIONARY				10,095,931

CONSUMER STAPLES - 0.81%
Household Products - 0.81%
Henkel AG & Company KGaA (v)		57,200		4,201,794
TOTAL CONSUMER STAPLES				4,201,794

ENERGY - 5.97%
Energy Equipment & Services - 2.07%
Frank's International NV (a)		2,718,800		7,041,692
National Oilwell Varco, Inc.		382,900		3,763,907
				10,805,599
Oil, Gas & Consumable Fuels - 3.90%
Cairn Energy PLC (a) (v)		6,800,500		6,446,424
Equitrans Midstream Corp.		294,800		1,482,844
Hess Corp.		140,100		4,665,330
Rockhopper Exploration PLC (a)		713,200		52,266
Royal Dutch Shell PLC - ADR (l)		219,600		7,661,844
				20,308,708
TOTAL ENERGY				31,114,307

FINANCIALS - 26.05%
Banks - 8.11%
Bank of America Corp. (c)		897,600		19,056,048
Wells Fargo & Company		806,900		23,158,030
				42,214,078
Capital Markets - 12.59%
Evercore, Inc.		329,100		15,158,346
The Goldman Sachs Group, Inc.		102,400		15,830,016
Morgan Stanley		551,900		18,764,600
Motors Liquidation Company GUC Trust (a) (i) (o)		1,623,100		15,841,456
				65,594,418
Consumer Finance - 1.06%
Discover Financial Services		154,000		5,493,180

Insurance - 4.29%
American International Group, Inc. (c)		598,600		14,516,050
Enstar Group Ltd. (a)		25,100		3,992,155
Global Indemnity Ltd.		104,400		2,662,200
The Hartford Financial Services Group, Inc.		33,900		1,194,636
				22,365,041
TOTAL FINANCIALS				135,666,717

HEALTH CARE - 7.52%
Health Care Equipment & Supplies - 3.21%
Medtronic PLC		185,600		16,737,408

Health Care Providers & Services - 4.31%
Anthem, Inc.		59,200		13,440,768
UnitedHealth Group, Inc.		36,000		8,977,680
				22,418,448
TOTAL HEALTH CARE				39,155,856

INDUSTRIALS - 12.33%
Air Freight & Logistics - 3.01%
Royal Mail PLC (c) (v)		10,160,400		15,662,456

Industrial Conglomerates - 6.33%
General Electric Company (c)		4,151,800		32,965,292

Machinery - 0.41%
Danieli & C Officine Meccaniche SpA (v)		309,000		2,159,534

Professional Services - 0.08%
Hudson Global, Inc. (a)		48,170		411,853

Road & Rail - 2.50%
AMERCO		44,900		13,045,695
TOTAL INDUSTRIALS				64,244,830

INFORMATION TECHNOLOGY - 20.21%
Electronic Equipment, Instruments & Components - 3.75%
Corning, Inc.		432,300		8,879,442
TE Connectivity Ltd.		169,200		10,656,216
				19,535,658
Software - 14.57%
Microsoft Corp. (c)		340,800		53,747,568
Oracle Corp. (c)		457,800		22,125,474
				75,873,042
Technology Hardware, Storage & Peripherals - 1.89%
Hewlett Packard Enterprise Company		1,012,500		9,831,375
TOTAL INFORMATION TECHNOLOGY				105,240,075

MATERIALS - 1.95%
Chemicals - 1.65%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $6,892,250) (a) (f) (i) (m) (o) (u)		32,422		8,594,100

Metals & Mining - 0.30%
American Zinc Recycling LLC (Acquired 07/24/2014 - 12/10/2019, Cost $7,951,436) (a) (f) (i) (m) (u)		7,042		1,555,361
TOTAL MATERIALS				10,149,461

REAL ESTATE - 2.14%
Equity Real Estate Investment Trusts - 1.35%
Seritage Growth Properties (a) (l)		773,100		7,042,941

Real Estate Management & Development - 0.79%
Maui Land & Pineapple Company, Inc. (a)		377,300		4,123,889
TOTAL REAL ESTATE				11,166,830

Total common stocks (Cost $585,600,769)				462,694,160

PREFERRED STOCKS - 0.27%
FINANCIALS - 0.27%
Thrifts & Mortgage Finance - 0.27%
Federal Home Loan Mortgage Corp. - Series K (a)		33,900		318,660
Federal Home Loan Mortgage Corp. - Series N (a) (i)		118,600		948,800
Federal Home Loan Mortgage Corp. - Series S (a)		18,700		146,795
TOTAL FINANCIALS				1,414,255

Total preferred stocks (Cost $274,262)				1,414,255

	Principal
CORPORATE BONDS - 2.26%	Amount
CONSUMER DISCRETIONARY - 1.02%
Multiline Retail - 1.02%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)		$14,080,000		5,314,778
TOTAL CONSUMER DISCRETIONARY				5,314,778

INDUSTRIALS - 1.24%
Industrial Conglomerates - 1.24%
General Electric Company
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual		7,805,000		6,453,759
TOTAL INDUSTRIALS				6,453,759

Total corporate bonds (Cost $18,601,205)				11,768,537

TERM LOANS - 4.04%
CONSUMER DISCRETIONARY - 0.80%
Specialty Retail - 0.80%
Ascena Retail Group, Inc.
5.500% (1 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/10/2019 - 11/04/2019, Cost $8,821,676) (b) (m)		13,370,000		4,178,125
TOTAL CONSUMER DISCRETIONARY				4,178,125

ENERGY - 2.51%
Energy Equipment & Services - 2.51%
McDermott Technology Americas, Inc.
7.250% (3 Month LIBOR USD + 4.000%), 05/09/2025 (Acquired 11/05/2019 - 11/06/2019, Cost $4,552,634) (b) (d) (e) (m)		7,979,695		2,455,951
10.647% (3 Month LIBOR USD + 9.000%), 10/21/2020 (Acquired 02/03/2020 - 02/26/2020, Cost $3,505,452) (b) (e) (m)		3,578,008		3,284,611
10.647% (3 Month LIBOR USD + 9.000%), 10/23/2020 (Acquired 11/13/2019 - 11/20/2019, Cost $8,072,197) (b) (e) (m)		7,994,725		7,339,158
				13,079,720

MATERIALS - 0.73%
Chemicals - 0.63%
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $3,272,683) (b) (f) (m) (u)		3,272,683		3,272,683
Metals & Mining - 0.10%
American Zinc Recycling LLC
15.000% PIK, 02/28/2021 (Acquired 01/31/2020, Cost $422,208) (f) (i) (m) (p) (u)		515,000		499,550
TOTAL MATERIALS				3,772,233

Total term loans (Cost $28,646,850)				21,030,078
	Contracts
	(100 shares		Notional
PURCHASED PUT OPTIONS - 1.04%	per contract)		Amount
CONSUMER DISCRETIONARY - 0.84%
Automobiles - 0.84%
Tesla, Inc. (a)
Expiration: January 2021, Exercise Price: $500.00		355	$18,602,000	4,394,900
TOTAL CONSUMER DISCRETIONARY				4,394,900

INVESTMENT COMPANIES - 0.20%
Exchange Traded Funds - 0.20%
iShares China Large-Cap ETF (a)
Expiration: January 2021, Exercise Price: $40.00		2,100	7,883,400	1,050,000
TOTAL INVESTMENT COMPANIES				1,050,000

Total purchased put options (Cost $9,353,351)				5,444,900
	Shares
WARRANTS - 0.02%	Held
ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Lonestar Resources America, Inc. (Acquired 09/30/2016, Cost $339,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price: $5.00		80,000		0
TOTAL ENERGY				0

FINANCIALS - 0.02%
Insurance - 0.02%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $42.72		117,400		93,920
TOTAL FINANCIALS				93,920
Total warrants (Cost $1,226,559)				93,920
Total long-term investments (Cost $643,702,996)				502,445,850

COLLATERAL FOR SECURITIES ON LOAN - 0.80%
Money Market Funds - 0.80%
Invesco Government & Agency Portfolio - Institutional Class, 0.43%^		4,150,328		4,150,328
Total collateral for securities on loan (Cost $4,150,328)				4,150,328

	Principal
SHORT-TERM INVESTMENTS - 3.24%	Amount
Time Deposits - 3.24%
Barclays PLC, 0.15%, 04/01/2020*		$16,871,850		16,871,850
Brown Brothers Harriman & Co., 0.02%, 04/01/2020*	AUD	41		26
Brown Brothers Harriman & Co., 0.04%, 04/01/2020*	CAD	96		69
Brown Brothers Harriman & Co., 0.03%, 04/01/2020*	GBP	173		215
Total short-term investments (Cost $16,872,166)				16,872,160

Total investments - 100.51% (Cost $664,725,490)				523,468,338

Liabilities in excess of other assets - (0.51)%				(2,653,503)

Net assets - 100.00%				$520,814,835

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2020.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities and/or purchased put options.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $13,921,694, which represented 2.67% of net assets.  See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $27,439,267 which represented 5.27% of net assets.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $4,067,641.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $31,179,539, which represented 5.99% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2020, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation	Value at		Shares Held at
Issuer Name	July 1, 2019	Purchases	Sales	Gains (Losses)	(Depreciation)	March 31, 2020	Dividends	March 31, 2020
Iracore Investments Holdings, Inc.	$5,264,360	$-	$-	$-	$3,329,740	$8,594,100	$-	$32,422
Motors Liquidation Company GUC Trust	17,204,860	-	-	-	(1,363,404)	15,841,456	-	1,623,100
	$22,469,220	$-	$-	$-	$1,966,336	$24,435,556	$-

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $5,314,778, which represented 1.02% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $28,470,208, which represented 5.47% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollar
CAD	- Canadian Dollar
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of March 31, 2020.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$424,074,491
Preferred Stocks	1,414,255
Purchased Put Options	5,444,900
Warrants	93,920
Money Market Funds	4,150,328
Time Deposits	16,872,160
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Staples	4,201,794
Energy	6,446,424
Industrials	17,821,990
Corporate Bonds	11,768,537
Term Loans	17,257,845
Warrants	0
Level 3 --- Significant unobservable inputs:
Common Stocks:
Materials	10,149,461
Term Loans	3,772,233

Total Investments	$523,468,338

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2020:

	Fair Value at March 31, 2020	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks	$10,149,461	Market comparable companies	EBIT multiple	4x - 10x	Increase

Term Loans:	3,272,683	Market quote (stale)	N/A	$100.00	Increase
	499,550	Purchase price	N/A	$97.00	Increase
Total Term Loans	3,772,233
	$13,921,694

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Term Loans	Total
Balance at June 30, 2019	$7,053,582	$3,802,486	$10,856,068
Purchases	451,436	499,550	950,986
Sales	-	(529,803)	(529,803)
Accrued discounts (premiums)	-	(77,342)	(77,342)
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	2,644,443	77,342	2,721,785
Transfers into Level 3	-	-	-
Balance at March 31, 2020	$10,149,461	$3,772,233	$13,921,694

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2020	$2,644,443	$77,342	$2,721,785

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2020, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2020, the Fund did not have any outstanding unfunded loan commitments.